Segment Reporting - Schedule of Segment Reporting Information used by CODM (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 18, 2025
Segment Reporting [Abstract]
Marketable securities and cash held in Trust Account	$ 307,617,399	$ 296,122,647
Cash	2,469	2,412,564	$ 100,000,000
General and administrative costs	3,938,049	830,773
Interest income earned on marketable securities and cash held in Trust Account	$ 12,494,752	$ 9,622,647